Accounting judgement and estimates	12 Months Ended
Dec. 31, 2021
Accounting judgement and estimates
Accounting judgement and estimates
30	Accounting judgement and estimates
Sources of estimation uncertainty
In the application of the Group’s accounting policies, which are described in note 2, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.
(i) Impairment of goodwill
Note 11 contains information about the assumptions and their risk factors relating to impairment of goodwill.
(ii) Loss allowance on trade and other receivables
Note 2(t) and note 29(a) contain information about the policies and the assumptions and their risk factors relating to the loss allowance on trade and other receivables.
(iii) Revenue recognition
Note 2(q) contains information about the policies and management’s considerations relating to recognition for revenue arising from customers’ unexercised rights (breakage) as well as the expected service period of the update services.

(iv) Fair value of convertible securities
The fair value of the convertible securities is determined based on the valuation performed by an independent valuer. Such valuation is subject to limitations of valuation model adopted and uncertainty in estimates used by management in the assumptions. Should the estimates and the relevant parameters of the valuation models be changed, there would be material changes in the fair value of the convertible securities.
(v) Estimated useful lives on intangible assets
The Group estimates the useful lives of intangible assets based on the periods over which the assets are expected to be available for use. The Group reviews annually their estimated useful lives, based on factors that include asset utilization, internal technical evaluation, technological changes, environmental and anticipated use of the assets tempered by related industry benchmark information. It is possible that future results of operation could be materially affected by changes in these estimates brought about by changes in factors mentioned. A reduction in the estimated useful lives of intangible assets would increase amortization charges and decrease non-current assets.
(vi) Fair value of financial assets at fair value through profit or loss
The Group adopts the adjusted net asset value approach to assess the fair value of unlisted securities annually after taking into consideration the underlying assets’ value and discount for marketability.